Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 157	£ 354	£ 232
Tax calculated at UK rate (2021: 19%, 2020: 19%: 2019: 19%)	(30)	(67)	(44)
Effect of overseas tax rates	(23)	(6)	(2)
Effect of UK rate change	25	(5)
Joint venture and associate income reported net of tax	0	1	10
Intra-group financing benefit	7	14	11
Movement in provisions for tax uncertainties	0	24	3
Net expense not subject to tax	(9)	(7)	(10)
Gains and losses on sale of businesses not subject to tax	4	21	57
Unrecognised tax losses	6	(21)	(17)
Benefit from changes in local tax law	11
Benefit from US accounting method changes	11
Adjustments in respect of prior years	1	2	26
Total tax credit/(charge)	£ 3	£ (44)	£ 34
Tax rate reflected in earnings	(1.80%)	12.50%	(14.70%)
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax credit/(charge)	£ 27	£ 23	£ (12)
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax credit/(charge)	£ (24)	£ (67)	£ 46